Corporate and Group Information - Schedule of Principal Subsidiaries (Details) - 12 months ended Dec. 31, 2025 ¥ in Thousands		CNY (¥)	USD ($)
Suzhou Ascentage Pharma Co., Ltd. (“Suzhou Yasheng”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Place and date of incorporation/ registration and place of business	[1],[2]	PRC/Chinese mainland June 1, 2016
Nominal value of issued/registered share capital	[1],[2]	¥ 2,000,000
Percentage of equity interests attributable to the Company Direct	[1],[2]
Percentage of equity interests attributable to the Company Indirect	[1],[2]	100.00%
Principal business	[1],[2]	Medical research and development
Guangzhou Healthquest Pharma Co., Ltd. (“Healthquest Pharma”) [Member ]
Schedule of Principal Subsidiaries [Line Items]
Place and date of incorporation/ registration and place of business	[1],[2]	PRC/Chinese mainland July 3, 2012
Nominal value of issued/registered share capital	[1],[2]	¥ 150,000
Percentage of equity interests attributable to the Company Direct	[1],[2]
Percentage of equity interests attributable to the Company Indirect	[1],[2]	100.00%
Principal business	[1],[2]	Clinical development and sale of products
Ascentage Pharma Group Inc. [Member]
Schedule of Principal Subsidiaries [Line Items]
Place and date of incorporation/ registration and place of business		United States of America (“United States”) November 4, 2015
Nominal value of issued/registered share capital | $			$ 15.000
Percentage of equity interests attributable to the Company Direct
Percentage of equity interests attributable to the Company Indirect		100.00%
Principal business		Clinical trials
Suzhou Shenghe Innovation Works Biotech Co., Ltd. [Member]
Schedule of Principal Subsidiaries [Line Items]
Place and date of incorporation/ registration and place of business	[1],[2]	PRC/Chinese mainland September 21, 2022
Nominal value of issued/registered share capital	[1],[2]	¥ 500
Percentage of equity interests attributable to the Company Direct	[1],[2]
Percentage of equity interests attributable to the Company Indirect	[1],[2]	100.00%
Principal business	[1],[2]	Rental of buildings to group companies

[1]	The English names of the companies registered in the PRC represent the best efforts made by the management of the Company in directly translating the Chinese names of these companies as no English names have been registered.
[2]	These entities are limited liability companies established in the PRC.